Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on common stock (in dollars per share)	$ 0.22	$ 0.21
Preferred Stock Series A [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on convertible preferred stock (in dollars per share)	$ 0.63	$ 0.63
Preferred Stock Series D [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared on convertible preferred stock (in dollars per share)	$ 0.35	$ 0.35